Share-based payments - RSUs (Details) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Opening Balance	8,717
Ending Balance	232,317	8,717
RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Opening Balance	8,717	0
Granted	241,500	8,917
Vested	(2,900)
Forfeited	(15,000)	(200)
Ending Balance	232,317	8,717
Opening Balance	2 years 4 months 20 days	0 years
Granted	3 years	3 years
Forfeited	2 years 4 months 20 days	2 years 7 months 24 days
Closing Balance	2 years 5 months 12 days	2 years 4 months 20 days